UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	2/28/09

ITEM 1.           REPORT TO STOCKHOLDERS

  FEBRUARY 28, 2009

Semiannual Report to Shareholders

DWS Select Alternative Allocation Fund

Contents

4 Information About Your Fund's Expenses

6 Portfolio Management Review

9 Portfolio Summary

10 Investment Portfolio

12 Financial Statements

16 Financial Highlights

20 Notes to Financial Statements

26 Investment Management Agreement Approval

29 Summary of Management Fee Evaluation by Independent Fee Consultant

30 Summary of Administrative Fee Evaluation by Independent Fee Consultant

31 Account Management Resources

32 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. Some funds have more risks than others. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that management may favor an asset category that performs poorly relative to the other asset categories. The fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include stock market risk, credit and interest-rate risk, senior loan risk, volatility in commodity prices, infrastructure and high-yield debt securities, short sales risk and the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets. The fund also expects to have exposure to derivatives, which may be more volatile and less liquid than traditional securities. The fund could suffer losses on its derivative positions. Please read the fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying DWS Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying DWS Funds is based on the expense ratios from the Underlying DWS Fund's most recent shareholder report. During the period from October 1, 2008 (commencement of operations) to February 28, 2009, the Fund limited these expenses; had it not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The examples in the table are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to February 28, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Direct Fund Expenses and Value of a $1,000 Investment for the period ended February 28, 2009
Actual Fund Return*	Class A	Class C	Class S	Institutional Class
Beginning Account Value 10/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 839.90	$ 837.10	$ 840.40	$ 840.40
Expenses Paid per $1,000**	$ 1.37	$ 4.22	$ .42	$ .42
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,023.01	$ 1,019.29	$ 1,024.25	$ 1,024.25
Expenses Paid per $1,000***	$ 1.81	$ 5.56	$ .55	$ .55
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the period ended February 28, 2009
Actual Fund Return*	Class A	Class C	Class S	Institutional Class
Beginning Account Value 10/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 839.90	$ 837.10	$ 840.40	$ 840.40
Expenses Paid per $1,000**	$ 5.56	$ 8.40	$ 4.61	$ 4.61
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,017.55	$ 1,013.84	$ 1,018.79	$ 1,018.79
Expenses Paid per $1,000+	$ 7.30	$ 11.03	$ 6.06	$ 6.06
* For the period from October 1, 2008 (commencement of operations) to February 28, 2009.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (October 1, 2008), then divided by 365.
*** Expenses (hypothetical expenses if the Fund had been in existence from 9/1/08) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
+ Expenses (hypothetical expenses if the Fund had been in existence from 9/1/08) are equal to the Fund's annualized expense ratio for each share class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Direct Fund Expense Ratios	.36%	1.11%	.11%	.11%
Acquired Funds (Underlying Funds) Fees and Expenses	1.10%	1.10%	1.10%	1.10%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.46%	2.21%	1.21%	1.21%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, the portfolio management team discusses recent market events as well as the performance and positioning of the portfolio during the five-month period ended February 28, 2009. The fund's commencement date was October 1, 2008.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Q: Please discuss the nature of this fund, one of the latest additions to the DWS lineup.

A: DWS Select Alternative Allocation Fund is a fund of funds that provides one-stop exposure to nine underlying mutual funds that invest across the spectrum of non-traditional investments.1 It provides a way for investors to augment their core portfolios. Alternative assets tend to have a low correlation with traditional asset classes (such as stocks, bonds and cash), meaning that they do not always move in the same direction at the same time. Together, these investments can help provide a high level of diversification and the potential to reduce overall portfolio risk. The fund brings them together into a single package managed by the DWS Asset Allocation team.

Q: How did alternative asset classes and the fund perform during the fund's abbreviated reporting period?

A: The five months since the fund's inception were a period of extremely high stress for the global financial markets, as emerging evidence of a sharp slowdown in global growth sparked a wave of selling pressure across virtually all asset classes. One notable result of this broad-based sell-off was a sharp rise in correlations among the traditional and alternative asset classes during October, a month that was defined by "forced selling" by hedge funds and other leveraged investors.

Q: Among the underlying funds in which DWS Select Alternative Allocation Fund is invested, did any achieve a gain?

A: Yes. We define the alternative allocations in terms of three segments: absolute return, real return and non-traditional. The best-performing segment was absolute return, which seeks to generate positive returns independent of market direction. Here, the fund benefited from the positive performance of DWS Disciplined Market Neutral Fund, which was helped by having half of its portfolio in short positions. Since the value of a short position rises when the shorted stock falls, this segment of the fund performed well at a time of market weakness.

Q: Which of the fund's investments underperformed?

A: Consistent with the challenging investment environment, the other two segments of the fund both lost ground and were the source of the fund's negative absolute performance. The real return allocation, which holds investments designed to provide a return that outpaces the rate of inflation over time, was hurt by losses in DWS Inflation Protected Plus Fund, DWS Commodity Securities Fund and DWS Gold & Precious Metals Fund. These components lost ground as slowing global growth caused commodity prices to fall and inflation to become less of a concern.

The third segment, non-traditional, holds investments that provide diversification but that may not yet be held in traditional portfolios. Here, all five funds finished the period with negative returns: DWS Floating Rate Plus Fund, DWS RREEF Global Real Estate Securities Fund, DWS RREEF Global Infrastructure Fund, DWS Emerging Markets Equity Fund and DWS Emerging Markets Fixed Income Fund. All of these funds lost ground amid fears of slowing economic growth, illustrating how broad fears about the global economy led to poor performance across all asset classes. With respect to DWS Floating Rate Plus Fund, which invests in loans that are extended to a corporate borrower from a group of banks and subsequently sold to investors in the secondary market, the primary factor affecting performance was widespread concern about the deteriorating health of corporate borrowers. DWS RREEF Global Real Estate Securities Fund, meanwhile, posted a sharply negative return amid the ongoing decline in global real estate prices. While the problems in the US real estate market have gained the most attention, European countries such as the United Kingdom, Ireland and Spain have also suffered. More recently, Asia has been playing catch-up on the downside with substantial underperformance for Japan, Australia and Hong Kong during the latter half of the period. The economic slowdown also weighed on DWS RREEF Global Infrastructure Fund, as investors worried that cash-strapped world governments will have difficulty paying for new projects. Finally, both funds related to the emerging markets lost ground amid the dramatic increase in investors' risk aversion.

Q: Do you have any closing thoughts for shareholders?

A: While the past five months proved to be a difficult time for traditional and alternative investments alike, we urge investors to maintain a long-term view regarding non-traditional asset classes. Given that October was characterized by some of the highest correlations among asset classes on record, the recent performance of alternative investments needs to be viewed in an appropriate historical context. From a longer-term standpoint, we believe alternative asset classes can still provide substantial diversification benefits for those with traditional portfolios. We encourage investors to maintain this perspective given the extreme nature of recent market conditions.

1 The fund also has a 2% weighting in Cash Management QP Trust.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	2/28/09

Alternative Funds	73%
Income Funds	20%
International Funds	5%
Money Market Funds	2%
100%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of February 28, 2009 (Unaudited)

	Shares	Value ($)

Equity — Equity Funds 58.1%
DWS Commodity Securities Fund "Institutional"	524,521	1,384,736
DWS Disciplined Market Neutral Fund "Institutional"	396,058	3,730,871
DWS Emerging Markets Equity Fund "Institutional"	103,290	922,383
DWS Gold & Precious Metals Fund "Institutional"	34,320	464,699
DWS RREEF Global Infrastructure Fund "Institutional"	299,330	1,858,838
DWS RREEF Global Real Estate Securities Fund "Institutional"	719,540	2,791,814
Total Equity Funds (Cost $12,533,394)		11,153,341

Fixed Income — Bond Funds 38.8%
DWS Emerging Markets Fixed Income Fund "Institutional"	113,756	930,526
DWS Floating Rate Plus Fund "Institutional"	408,793	2,800,231
DWS Inflation Protected Plus Fund "Institutional"	420,640	3,726,867
Total Fixed Income — Bond Funds (Cost $7,618,658)		7,457,624

Fixed Income — Money Market Fund 2.2%
Cash Management QP Trust (Cost $423,193)	423,193	423,193
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,575,245)+	99.1	19,034,158
Other Assets and Liabilities, Net	0.9	177,514
Net Assets	100.0	19,211,672
+ The cost for federal income tax purposes was $20,575,245. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $1,541,087. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $89,226 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,630,313.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurement," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ 18,610,965
Level 2	423,193
Level 3	—
Total	$ 19,034,158

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 28, 2009 (Unaudited)
Assets
Investments in Underlying Affiliated Funds, at value (cost $20,575,245)	$ 19,034,158
Receivable for investments sold	25,000
Receivable for Fund shares sold	396,247
Interest receivable	521
Dividends receivable	662
Deferred offering costs	93,993
Due from Advisor	45,328
Other assets	3,977
Total assets	19,599,886
Liabilities
Payable for investments purchased	260,000
Payable for Fund shares redeemed	33,992
Other accrued expenses and payables	94,222
Total liabilities	388,214
Net assets, at value	$ 19,211,672
Net Assets Consist of
Distributions in excess of net investment income	(462,100)
Net unrealized appreciation (depreciation) on investments	(1,541,087)
Accumulated net realized gain (loss)	524,215
Paid-in capital	20,690,644
Net assets, at value	$ 19,211,672

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2009 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($17,682,931 ÷ 2,212,688 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.99
Maximum offering price per share (100 ÷ 94.25 of $7.99)	$ 8.48

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($734,234 ÷ 91,962 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 7.98
Class S Net Asset Value, offering and redemption price per share ($238,581 ÷ 29,865 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.99
Institutional Class Net Asset Value, offering and redemption price per share ($555,926 ÷ 69,584 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the period from October 1, 2008 (commencement of operations) to February 28, 2009 (Unaudited)
Investment Income
Income distributions from Underlying Affiliated Funds	$ 187,387
Expenses: Administration fee	4,074
Distribution and service fees	10,689
Services to shareholders	2,615
Custodian fee	2,500
Legal fees	6,227
Audit and tax fees	18,749
Trustees' fees and expenses	1,109
Reports to shareholders	20,585
Offering expenses	61,375
Registration fees	647
Other	3,298
Total expenses before expense reductions	131,868
Expense reductions	(116,208)
Total expenses after expense reductions	15,660
Net investment income	171,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(109,266)
Capital gain distributions from Underlying Affiliated Funds	633,481
524,215
Change in net unrealized appreciation (depreciation) on investments	(1,541,087)
Net gain (loss)	(1,016,872)
Net increase (decrease) in net assets resulting from operations	$ (845,145)
Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Period Ended February 28, 2009* (Unaudited)
Operations: Net investment income	$ 171,727
Net realized gain (loss)	524,215
Change in net unrealized appreciation (depreciation)	(1,541,087)
Net increase (decrease) in net assets resulting from operations	(845,145)
Distributions to shareholders from: Net investment income: Class A	(594,015)
Class C	(27,492)
Class S	(10,117)
Institutional Class	(2,203)
Total distributions	(633,827)
Fund share transactions: Proceeds from shares sold	20,689,707
Reinvestment of distributions	625,361
Cost of shares redeemed	(824,424)
Net increase (decrease) in net assets from Fund share transactions	20,490,644
Increase (decrease) in net assets	19,011,672
Net assets at beginning of period (initial capital)	200,000
Net assets at end of period (including distributions in excess of net investment income of $462,100)	$ 19,211,672
* For the period from October 1, 2008 (commencement of operations) to February 28, 2009.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.15
Net realized and unrealized gain (loss)	(1.72)
Total from investment operations	(1.57)
Less distributions from: Net investment income	(.44)
Net asset value, end of period	$ 7.99
Total Return (%)[c,d,e]	(16.01)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	17,683
Ratio of expenses before expense reductions (%)[f]	3.20*
Ratio of expenses after expense reductions (%)[f]	.36*
Ratio of net investment income (%)	4.24*
Portfolio turnover rate (%)	1**
[a] For the period from October 1, 2008 (commencement of operations) to February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Class C Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.12
Net realized and unrealized gain (loss)	(1.72)
Total from investment operations	(1.60)
Less distributions from: Net investment income	(.42)
Net asset value, end of period	$ 7.98
Total Return (%)[c,d,e]	(16.29)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	734
Ratio of expenses before expense reductions (%)[f]	4.18*
Ratio of expenses after expense reductions (%)[f]	1.11*
Ratio of net investment income (%)	3.49*
Portfolio turnover rate (%)	1**
[a] For the period from October 1, 2008 (commencement of operations) to February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Class S Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.15
Net realized and unrealized gain (loss)	(1.72)
Total from investment operations	(1.57)
Less distributions from: Net investment income	(.44)
Net asset value, end of period	$ 7.99
Total Return (%)[c,d]	(15.96)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	239
Ratio of expenses before expense reductions (%)[e]	3.02*
Ratio of expenses after expense reductions (%)[e]	.11*
Ratio of net investment income (%)	4.49*
Portfolio turnover rate (%)	1**
[a] For the period from October 1, 2008 (commencement of operations) to February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Institutional Class Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.15
Net realized and unrealized gain (loss)	(1.72)
Total from investment operations	(1.57)
Less distributions from: Net investment income	(.44)
Net asset value, end of period	$ 7.99
Total Return (%)[c,d]	(15.96)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	556
Ratio of expenses before expense reductions (%)[e]	3.04*
Ratio of expenses after expense reductions (%)[e]	.11*
Ratio of net investment income (%)	4.49*
Portfolio turnover rate (%)	1**
[a] For the period from October 1, 2008 (commencement of operations) to February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Select Alternative Allocation Fund (the "Fund") is a diversified series of DWS Equity Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests in a combination of other DWS funds, certain other securities and derivative instruments. The Fund may also invest in securities of Exchange Traded Funds ("ETFs"). ETFs and DWS Funds are collectively referred to as ("Underlying Funds"). Each Underlying Fund's accounting policies and investment holdings are outlined in the Underlying Funds' financial statements and are available upon request.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments in Underlying Funds are valued at the net asset value per share of each class of the Underlying Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," effective at the beginning of the Fund's fiscal year. Disclosure about the classification of fair value measurements is included at the end of the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Offering Costs. Offering costs for the Fund paid in connection with the offering of shares are being amortized over one year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

B. Purchases and Sales of Mutual Funds

During the period ended February 28, 2009, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $20,405,718 and $144,400, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund. The Advisor does not receive any advisory fee for managing the Fund. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which the Fund invests.

The Fund does not invest in Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's net assets. At February 28, 2009, the Fund held approximately 5% of DWS Floating Rate Plus Fund's outstanding shares.

For the period from October 1, 2008 (commencement of operations) through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its fees and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds (Underlying Funds) fees and expenses) to the extent necessary to maintain the direct operating expenses of each class as follows:

Class A	.36%
Class C	1.11%
Class S	.11%
Institutional Class	.11%

The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which it is invested.

In addition, for the period from October 1, 2008 (commencement of operations) to February 28, 2009, the Advisor reimbursed the Fund $110,974 of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period from October 1, 2008 (commencement of operations) to February 28, 2009, the Advisor received an Administration Fee of $4,074, all of which was waived.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder serving fee it receives from the Fund. For the period from October 1, 2008 (commencement of operations) to February 28, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2009
Class A	$ 744	$ 665	$ 79
Class C	406	406	—
Class S	58	58	—
Institutional Class	31	31	—
	$ 1,239	$ 1,160	$ 79

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Service Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the period from October 1, 2008 (commencement of operations) to February 28, 2009, the Distribution Fee charged to Class C shares by DIDI was $1,244, of which $403 is unpaid.

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period from October 1, 2008 (commencement of operations) to February 28, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2009	Annualized Effective Rate
Class A	$ 9,031	$ 2,918.24%
Class C	414	150.25%
	$ 9,445	$ 3,068

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the period from October 1, 2008 (commencement of operations) to February 28, 2009 aggregated $2,234.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the period from October 1, 2008 (commencement of operations) to February 28, 2009, the CDSC for the Fund's Class C shares aggregated $8. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the period from October 1, 2008 (commencement of operations) to February 28, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,744, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Line of Credit

Effective April 2, 2009, the Fund will join other affiliated funds (the ``Participants'') in a $450 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the greater of the one month LIBOR or Federal Funds Rate plus 1.25 percent. The Fund may borrow up to a maximum of 10 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Period Ended February 28, 2009*
	Shares	Dollars
Shares sold
Class A	2,219,313	$ 19,093,747
Class C	94,538	810,418
Class S	30,335	259,454
Institutional Class	64,325	526,088
		$ 20,689,707
Shares issued to shareholders in reinvestment of distributions
Class A	69,511	$ 590,845
Class C	2,609	22,196
Class S	1,190	10,117
Institutional Class	259	2,203
		$ 625,361
Shares redeemed
Class A	(81,136)	$ (681,003)
Class C	(10,185)	(86,336)
Class S	(6,660)	(57,085)
		$ (824,424)
Net increase (decrease)
Class A	2,207,688	$ 19,003,589
Class C	86,962	746,278
Class S	24,865	212,486
Institutional Class	64,584	528,291
		$ 20,490,644
Initial Capital
Class A	5,000	$ 50,000
Class C	5,000	50,000
Class S	5,000	50,000
Institutional Class	5,000	50,000
		$ 200,000
* For the period from October 1, 2008 (commencement of operations) to February 28, 2009.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the Fund's initial investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2008.

In terms of the process the Trustees follow when reviewing advisory contracts, shareholders should know that:

• At the present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

• The Independent Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the Agreement, the Board considered factors that it believes relevant to the interests of the Fund, including:

Nature, Quality and Extent of Services. The Board reviewed the nature, quality and extent of the portfolio management, administrative, legal and other services to be provided by DIMA. The Board considered the proposed terms of the Agreement, including the scope of services to be provided under the Agreement. The Board also considered information regarding DIMA, including its personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board noted that DIMA is part of Deutsche Bank, a major global banking institution, and believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources. The Board noted that the Fund would not pay DIMA a management fee under the Agreement, but that DIMA would receive management fees from the underlying funds in which the Fund invests. The Board received and reviewed information on the underlying funds in which the Fund may invest. Because the Fund had not yet commenced operations, no information relating to the Fund's past performance could be considered by the Board. The Board did consider DIMA's experience with managing similar fund-of-funds.

Fees and Expenses. The Board considered that DIMA does not receive a management fee under the Agreement, but that DIMA would receive management fees from the underlying funds in which the Fund invests. The Board also considered the Fund's estimated operating expense ratios relative to a peer universe consisting of funds from the Lipper Global Flexible Fund category and a custom peer group developed by DIMA. The Board considered the limitations on each peer group, noting the small number of peer funds in the custom peer group. The Board also discussed the Agreement and estimated operating expense ratio with the independent fee consultant. The Board considered that the expense limitations agreed to by DIMA with respect to the Fund serve to ensure that the Fund's total operating expense ratio would be competitive relative to similar funds. On the basis of the information provided, including the IFC Report, the Board noted that the Agreement and the estimated fees and expenses for the Fund appeared reasonable.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA's costs and profits from providing investment management services to the Fund could be considered by the Board. The Board did review and consider the fees to be paid to and services to be provided by DIMA and its affiliates with respect to investment management services, administrative services, fund accounting, shareholder servicing and distribution (including fees proposed to be paid pursuant to 12b-1 plans). The Board also considered the entrepreneurial risk associated with launching a new fund. The Board considered these fees and services in light of its experience with other funds managed by DIMA.

Economies of Scale. The Board considered that DIMA does not receive a management fee under the Agreement.

Other Benefits to DIMA and Its Affiliates. The Board considered the character and amount of other incidental benefits received by DIMA and its affiliates, including fees to be received by DIMA for administrative services provided to the Fund and fees to be received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including that DIMA may allocate brokerage to pay for research services generated by parties other than the executing broker-dealer. In this regard, the Board considered that DIMA's practices with respect to the selection and compensation of brokers would be the same as for other funds overseen by the Board.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer, who reports to the Board, (ii) the large number of compliance personnel who report to DIMA's chief compliance officer, and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Based on all of the foregoing, the Board (including a majority of Independent Trustees) determined that the approval of the Agreement was in the best interests of the Fund.

In making this determination the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Select Alternative Allocation Fund. My evaluation considered the following:

• Management fees charged by other mutual fund companies for like services, which included review of the management fees of 114 Fund- of-Funds launched since 2002 and charging a management fee.

• Management fees charged to institutional and other clients of DeAM for like services, including the fees of other DeAM-managed Fund-of-Funds.

• Costs to DeAM and its affiliates of supplying services pursuant to the management agreements and profit margins from supplying such services. While this will be a new fund with no profitability information, the level of the Fund's fee, DeAM's overall profitability derived from mutual funds, and DeAM's expectations for fund growth do not suggest excessive profitability.

• Possible economies of scale as the Fund grows larger, noting that the fee schedule does not include break-points, so that future sharing of economies will depend on imposition of break-points or on other actions.

• The nature and quality of DEAM's services, including the DWS Fund's performance. This is a new fund, so performance and other service evaluations are not possible. DeAM has staffed the fund's management with individuals having appropriate education and experience.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the DWS Select Alternative Allocation Fund are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SELAX	SELEX	SELSX	SELIX
CUSIP Number	233376 722	233376 714	233376 698	233376 680
Fund Number	488	788	2088	1488

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 28, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 28, 2009